Income taxes - Effective Income Tax 2025 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (loss) before income taxes	$ (29,428)	$ (30,752)	$ (48,091)
Expected income tax expense (recovery)	(4,414)	(4,613)	(7,214)
Other permanent differences	377	1,001	(3,699)
Foreign accrual property income	305
Deemed interest inclusion	302
Expired losses		(604)	916
Change in valuation allowance		3,587	4,746
Provincial tax effect	0	1,048	4,999
Foreign tax rate differences, foreign exchange and other adjustments		808	(147)
Income tax expense (recovery)	$ 143	516	327
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective federal rate	15.00%
Other permanent differences	(1.30%)
Foreign accrual property income	(1.00%)
Deemed interest inclusion	(1.00%)
Provincial tax effect	0.00%
Income tax expense (recovery)	(0.50%)
Foreign
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income (loss) before income taxes	$ 3,164	$ 3,392	$ (8,308)
Foreign tax rate differences, foreign exchange and other adjustments	$ (7)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign tax rate differences, foreign exchange and other adjustments	0.00%
Canada
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expired losses	$ 2,931
Change in valuation allowance	955
Other	$ 7
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expired losses	(10.00%)
Change in valuation allowance	(3.20%)
Other	0.00%
United States
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expired losses	$ 1,188
Change in valuation allowance	(1,977)
Other	(127)
Foreign tax rate differences, foreign exchange and other adjustments	$ 515
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expired losses	(4.10%)
Change in valuation allowance	6.70%
Other	0.40%
Foreign tax rate differences, foreign exchange and other adjustments	(1.80%)
China
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expired losses	$ 1,174
Change in valuation allowance	(1,020)
Other	$ (66)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Expired losses	(4.00%)
Change in valuation allowance	3.50%
Other	0.20%